Private Placement - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	725,000	725,000
Class of warrant or right, price of warrants or rights	$ 10	$ 10
Warrant exercisable period after initial business combination	30 days	30 days
Minimum period of completion of business combination		24 months
Maximum period of completion of business combination		27 months
Private Placement Warrants [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 11.5